Goodwill (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment loss of goodwill		$ 4,740	$ 59,440
Continuing Operation | Money lending services
Impairment loss of goodwill		0	3,910
Discontinued Operation | Virtual reality technologies
Impairment loss of goodwill				$ 20,560
Discontinued Operation | Financial technology solutions and services
Impairment loss of goodwill	$ 0	$ 4,740	$ 55,530